SCHEDULE OF GOVERNMENT GRANTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short term liability at year end	$ 146	$ 153
Total	$ 146	$ 153